GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 110,100	$ 95,837	$ 81,992
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	36,199	45,730	40,394
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	42,994	22,018	13,936
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	16,576	14,363	15,532
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 14,331	$ 13,726	$ 12,130